Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	$ 219
Acquisitions	2
Transfer to Investments in Equity-Accounted Affiliates	(5)
Changes in Fair Value	(26)
Fair value, end of year	$ 190